Rule 497(e)
                                                         File No. 2-75503


                             MAXIM SERIES FUND, INC.
                             Supplement to Prospectus
                                dated May 1, 1997

   Neither the Maxim Blue Chip Portfolio nor the Maxim MidCap Growth Portfolio will be available for investment prior to July 1, 1997. Therefore, purchase orders for shares of these two Portfolios will not be accepted until June 30, 1997.



   The date of this supplement is May 8, 1997.